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              [Skadden, Arps, Slate, Meagher & Flom LLP letterhead]


                                               April 27, 2005


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


        Re:  Builders FirstSource, Inc.
             Amendment No. 2 to Registration Statement on Form S-1, Filed on April 27, 2005
             (SEC File No. 333-122788)
             -------------------------

Ladies and Gentlemen:

     On behalf of Builders FirstSource, Inc., a Delaware corporation (the "Company"), we hereby electronically transmit, pursuant to Regulation S-T promulgated by the Securities and Exchange Commission, Amendment No. 2 to the Registration Statement of the Company on Form S-1 for filing under the Securities Act of 1933, as amended, in connection with the Company's initial public offering of shares of the Company's common stock.

     Please contact the undersigned at (302) 651-3180 should you require further information or have any questions.

                                               Very truly yours,

                                               /s/ Allison L. Amorison
                                               -----------------------

                                               Allison L. Amorison



cc:  Donald F. McAleenan, Esq.